Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Stock Options Granted Measured Using Black-Scholes Valuation Model
	Year Ended December 31,
	2012	2011
Expected Volatility	39 - 43%	46 - 50%
Expected life	3.5 - 6.0	3.5 - 6.0
Risk-free interest rate	0.70 - 1.34%	1.49 - 2.55%
Dividend yield	0%	0%

Schedule of Stock Option Activity

A summary of stock option activity under the 2011 Long-Term Incentive Plan as of March 31, 2013, and changes during the three months ended March 31, 2013, are presented below:

			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value

Balance December 31, 2012	168,400	$11.85	6.6	$74,500
Granted	73,000	$5.60	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of March 31, 2013	241,400	$9.96	7.5	$74,500
Exercisable as of March 31, 2013	143,667	$13.11	6.3	$32,780

			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value

Balance December 31, 2010	110,000	$15.29	-	-
Granted	8,400	12.29	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance December 31, 2011	118,400	$15.07	7.0	$-
Exercisable as of December 31, 2011	38,000	$15.29	7.0	$-

Balance December 31, 2011	118,400	$15.07	7.0	$-
Granted	50,000	4.22	7.9	74,500
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2012	168,400	$11.85	6.6	$74,500
Exercisable as of December 31, 2012	78,933	$15.09	6.1	$-

Schedule of Other Information
	Year Ended December 31,
	2012	2011	2010
Weighted-average fair value of options granted (per share)	$1.54	$5.20	$6.70
Intrinsic value gain of options exercised	-	-	-
Cash receipts from exercise of options	-	-	-